Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued	1,152,737	1,151,817
Debt Securities [Member]
Cost (in Dollars)	389,789,791	295,589,089
Equity Securities [Member]
Cost (in Dollars)	1,099,678	3,877,775